Operating Assets and Liabilities - Property and Equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Cost at beginning of period	kr 453
Cost at end of period	621	kr 453
Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	717	426
Additions for the year	260	307
Disposals for the year	(9)	(7)
Exchange rate adjustment	21	(9)
Cost at end of period	989	717
Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(264)	(189)
Depreciation for the year	(110)	(72)
Impairment for the year		(7)
Accumulated depreciation on disposals	9	3
Exchange rate adjustment	(3)	1
Cost at end of period	(368)	(264)
Leasehold improvements
Property, Plant and Equipment
Cost at beginning of period	244
Cost at end of period	310	244
Leasehold improvements | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	287	98
Additions for the year	29	8
Transfers between the classes	70	181
Exchange rate adjustment	14
Cost at end of period	400	287
Leasehold improvements | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(43)	(14)
Depreciation for the year	(46)	(25)
Impairment for the year		(4)
Exchange rate adjustment	(1)
Cost at end of period	(90)	(43)
Equipment, furniture and fixtures
Property, Plant and Equipment
Cost at beginning of period	195
Cost at end of period	259	195
Equipment, furniture and fixtures | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	416	279
Additions for the year	120	74
Transfers between the classes	3	68
Disposals for the year	(9)	(2)
Exchange rate adjustment	7	(3)
Cost at end of period	537	416
Equipment, furniture and fixtures | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(221)	(175)
Depreciation for the year	(64)	(47)
Impairment for the year		(3)
Accumulated depreciation on disposals	9	3
Exchange rate adjustment	(2)	1
Cost at end of period	(278)	(221)
Assets under construction
Property, Plant and Equipment
Cost at beginning of period	14
Cost at end of period	52	14
Assets under construction | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	14	49
Additions for the year	111	225
Transfers between the classes	(73)	(249)
Disposals for the year		(5)
Exchange rate adjustment		(6)
Cost at end of period	kr 52	kr 14